Condensed Consolidating Financial Information (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

(in millions of dollars)

December 31, 2011	Altria Group, Inc.	PM USA		Non-Guarantor Subsidiaries	Total Consolidating Adjustments		Consolidated
Assets
Consumer products
Cash and cash equivalents	$3,245	$		$25	$		$3,270
Receivables	174		16	78			268
Inventories:
Leaf tobacco			565	369			934
Other raw materials			128	42			170
Work in process			4	312			316
Finished product			126	233			359

			823	956			1,779
Due from Altria Group, Inc. and subsidiaries	403		3,007	1,765		(5,175)
Deferred income taxes	9		1,157	41			1,207
Other current assets	6		430	247		(76)	607

Total current assets	3,837		5,433	3,112		(5,251)	7,131
Property, plant and equipment, at cost	2		3,280	1,446			4,728
Less accumulated depreciation	2		2,005	505			2,512

			1,275	941			2,216
Goodwill				5,174			5,174
Other intangible assets, net			2	12,096			12,098
Investment in SABMiller	5,509						5,509
Investment in consolidated subsidiaries	7,009		342			(7,351)
Due from Altria Group, Inc. and subsidiaries	6,500					(6,500)
Other assets	941		586	111		(381)	1,257

Total consumer products assets	23,796		7,638	21,434		(19,483)	33,385
Financial services
Finance assets, net				3,559			3,559
Due from Altria Group, Inc. and subsidiaries				292		(292)
Other assets				18			18

Total financial services assets				3,869		(292)	3,577

Total Assets	$23,796		$7,638	$25,303		$(19,775)	$36,962

December 31, 2011	Altria Group, Inc.		PM USA		Non- Guarantor Subsidiaries	Total Consolidating Adjustments		Consolidated
Liabilities
Consumer products
Current portion of long-term debt	$		$		$600	$		$600
Accounts payable		69		159	275			503
Accrued liabilities:
Marketing				390	40			430
Taxes, except income taxes				209	11			220
Employment costs		29		12	184			225
Settlement charges				3,508	5			3,513
Other		384		620	383		(76)	1,311
Dividends payable		841						841
Due to Altria Group, Inc. and subsidiaries		3,792		474	1,201		(5,467)

Total current liabilities		5,115		5,372	2,699		(5,543)	7,643
Long-term debt		12,790			299			13,089
Deferred income taxes		1,787			3,345		(381)	4,751
Accrued pension costs		236			1,426			1,662
Accrued postretirement health care costs				1,562	797			2,359
Due to Altria Group, Inc. and subsidiaries					6,500		(6,500)
Other liabilities		188		216	198			602

Total consumer products liabilities		20,116		7,150	15,264		(12,424)	30,106
Financial services
Deferred income taxes					2,811			2,811
Other liabilities					330			330

Total financial services liabilities					3,141			3,141

Total liabilities		20,116		7,150	18,405		(12,424)	33,247
Contingencies
Redeemable noncontrolling interest					32			32
Stockholders' Equity
Common stock		935			9		(9)	935
Additional paid-in capital		5,674		408	8,238		(8,646)	5,674
Earnings reinvested in the business		23,583		393	265		(658)	23,583
Accumulated other comprehensive losses		(1,887)		(313)	(1,649)		1,962	(1,887)
Cost of repurchased stock		(24,625)						(24,625)

Total stockholders' equity attributable to Altria Group, Inc.		3,680		488	6,863		(7,351)	3,680
Noncontrolling interests					3			3

Total stockholders' equity		3,680		488	6,866		(7,351)	3,683

Total Liabilities and
Stockholders' Equity		$23,796		$7,638	$25,303		$(19,775)	$36,962

Condensed Consolidating Balance Sheets

(in millions of dollars)

December 31, 2010	Altria Group, Inc.	PM USA	Non- Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Assets
Consumer products
Cash and cash equivalents	$2,298	$—	$16	$—	$2,314
Receivables	1	9	75		85
Inventories:
Leaf tobacco		594	366		960
Other raw materials		121	39		160
Work in process			299		299
Finished product		145	239		384

		860	943		1,803
Due from Altria Group, Inc. and subsidiaries	429	2,902	1,556	(4,887)
Deferred income taxes	18	1,190		(43)	1,165
Other current assets	64	420	130		614

Total current assets	2,810	5,381	2,720	(4,930)	5,981
Property, plant and equipment, at cost	2	3,749	1,399		5,150
Less accumulated depreciation	2	2,343	425		2,770

		1,406	974		2,380
Goodwill			5,174		5,174
Other intangible assets, net		2	12,116		12,118
Investment in SABMiller	5,367				5,367
Investment in consolidated subsidiaries	7,561	325		(7,886)
Due from Altria Group, Inc. and subsidiaries	6,500			(6,500)
Other assets	1,511	680	98	(438)	1,851

Total consumer products assets	23,749	7,794	21,082	(19,754)	32,871
Financial services
Finance assets, net			4,502		4,502
Due from Altria Group, Inc. and subsidiaries			690	(690)
Other assets			29		29

Total financial services assets			5,221	(690)	4,531

Total Assets	$23,749	$7,794	$26,303	$(20,444)	$37,402

Condensed Consolidating Balance Sheets (continued)

(in millions of dollars)

December 31, 2010	Altria Group, Inc.	PM USA	Non- Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Liabilities
Consumer products
Accounts payable	$—	$215	$314	$—	$529
Accrued liabilities:
Marketing		347	100		447
Taxes, except income taxes		212	19		231
Employment costs	30	18	184		232
Settlement charges		3,531	4		3,535
Other	312	467	333	(43)	1,069
Dividends payable	797				797
Due to Altria Group, Inc. and subsidiaries	3,674	454	1,449	(5,577)

Total current liabilities	4,813	5,244	2,403	(5,620)	6,840
Long-term debt	11,295		899		12,194
Deferred income taxes	1,800		3,256	(438)	4,618
Accrued pension costs	204		987		1,191
Accrued postretirement health care costs		1,500	902		2,402
Due to Altria Group, Inc. and subsidiaries			6,500	(6,500)
Other liabilities	445	335	169		949

Total consumer products liabilities	18,557	7,079	15,116	(12,558)	28,194
Financial services
Deferred income taxes			3,880		3,880
Other liabilities			101		101

Total financial services liabilities			3,981		3,981

Total liabilities	18,557	7,079	19,097	(12,558)	32,175
Contingencies
Redeemable noncontrolling interest			32		32
Stockholders' Equity
Common stock	935		9	(9)	935
Additional paid-in capital	5,751	408	8,217	(8,625)	5,751
Earnings reinvested in the business	23,459	583	385	(968)	23,459
Accumulated other comprehensive losses	(1,484)	(276)	(1,440)	1,716	(1,484)
Cost of repurchased stock	(23,469)				(23,469)

Total stockholders' equity attributable to Altria Group, Inc.	5,192	715	7,171	(7,886)	5,192
Noncontrolling interests			3		3

Total stockholders' equity	5,192	715	7,174	(7,886)	5,195

Total Liabilities and Stockholders' Equity	$23,749	$7,794	$26,303	$(20,444)	$37,402

Condensed Consolidating Statements Of Earnings

for the year ended December 31, 2011	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$21,330	$2,496	$(26)	$23,800
Cost of sales		6,883	823	(26)	7,680
Excise taxes on products		6,846	335		7,181

Gross profit		7,601	1,338		8,939
Marketing, administration and research costs	186	2,164	293		2,643
Changes to Kraft and PMI tax-related receivables	(14)				(14)
Asset impairment and exit costs	8	200	14		222
Amortization of intangibles			20		20

Operating (expense) income	(180)	5,237	1,011		6,068
Interest and other debt expense, net	698	61	457		1,216
Earnings from equity investment in SABMiller	(730)				(730)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(148)	5,176	554		5,582
(Benefit) provision for income taxes	(199)	1,930	458		2,189
Equity earnings of subsidiaries	3,339	64		(3,403)

Net earnings	3,390	3,310	96	(3,403)	3,393
Net earnings attributable to noncontrolling interests			(3)		(3)

Net earnings attributable to Altria Group, Inc.	$3,390	$3,310	$93	$(3,403)	$3,390

for the year ended December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$21,580	$2,809	$(26)	$24,363
Cost of sales		6,990	740	(26)	7,704
Excise taxes on products		7,136	335		7,471

Gross profit		7,454	1,734		9,188
Marketing, administration and research costs	147	2,280	308		2,735
Changes to Kraft and PMI tax-related receivables	169				169
Asset impairment and exit costs		24	12		36
Amortization of intangibles			20		20

Operating (expense) income	(316)	5,150	1,394		6,228
Interest and other debt expense, net	549	2	582		1,133
Earnings from equity investment in SABMiller	(628)				(628)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(237)	5,148	812		5,723
(Benefit) provision for income taxes	(329)	1,864	281		1,816
Equity earnings of subsidiaries	3,813	46		(3,859)

Net earnings	3,905	3,330	531	(3,859)	3,907
Net earnings attributable to noncontrolling interests			(2)		(2)

Net earnings attributable to Altria Group, Inc.	$3,905	$3,330	$529	$(3,859)	$3,905

for the year ended December 31, 2009	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$20,922	$2,634	$—	$23,556
Cost of sales		7,332	658		7,990
Excise taxes on products		6,465	267		6,732

Gross profit		7,125	1,709		8,834
Marketing, administration and research costs	234	2,180	429		2,843
Changes to Kraft and PMI tax-related receivables	88				88
Asset impairment and exit costs		142	279		421
Amortization of intangibles		11	9		20

Operating (expense) income	(322)	4,792	992		5,462
Interest and other debt expense (income), net	579	(3)	609		1,185
Earnings from equity investment in SABMiller	(600)				(600)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(301)	4,795	383		4,877
(Benefit) provision for income taxes	(313)	1,882	100		1,669
Equity earnings of subsidiaries	3,194			(3,194)

Net earnings	3,206	2,913	283	(3,194)	3,208
Net earnings attributable to noncontrolling interests			(2)		(2)

Net earnings attributable to Altria Group, Inc.	$3,206	$2,913	$281	$(3,194)	$3,206

Condensed Consolidating Statements Of Cash Flows

for the year ended December 31, 2011	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(151)	$3,562	$202	$—	$3,613

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(26)	(79)		(105)
Other		1	1		2
Financial services
Proceeds from finance assets			490		490

Net cash (used in) provided by investing activities		(25)	412		387

Cash Provided by (Used in) Financing Activities
Consumer products
Long-term debt issued	1,494				1,494
Repurchases of common stock	(1,327)				(1,327)
Dividends paid on common stock	(3,222)				(3,222)
Issuances of common stock	29				29
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	441	(28)	(413)
Financing fees and debt issuance costs	(24)				(24)
Cash dividends received from/(paid by)subsidiaries	3,666	(3,453)	(213)
Other	41	(56)	21		6

Net cash provided by (used in) financing activities	1,098	(3,537)	(605)		(3,044)

Cash and cash equivalents:
Increase	947	—	9	—	956
Balance at beginning of year	2,298		16		2,314

Balance at end of year	$3,245	$—	$25	$—	$3,270

for the year ended December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(712)	$2,993	$486	$—	$2,767

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(54)	(114)		(168)
Other		3	112		115
Financial services
Proceeds from finance assets			312		312

Net cash (used in) provided by investing activities		(51)	310		259

Cash Provided by (Used in) Financing Activities
Consumer products
Long-term debt issued	1,007				1,007
Long-term debt repaid	(775)				(775)
Dividends paid on common stock	(2,958)				(2,958)
Issuances of common stock	104				104
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	279	325	(604)
Financing fees and debt issuance costs	(6)				(6)
Cash dividends received from/(paid by)subsidiaries	3,438	(3,259)	(179)
Other	59	(8)	(6)		45

Net cash provided by (used in) financing activities	1,148	(2,942)	(789)		(2,583)

Cash and cash equivalents:
Increase	436	—	7	—	443
Balance at beginning of year	1,862		9		1,871

Balance at end of year	$2,298	$—	$16	$—	$2,314

for the year ended December 31, 2009	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(10)	$3,496	$(43)	$—	$3,443

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(149)	(124)		(273)
Acquisition of UST, net of acquired cash			(10,244)		(10,244)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(6,000)		6,000
Other		(4)	(27)		(31)
Financial services
Investment in finance assets			(9)		(9)
Proceeds from finance assets			793		793

Net cash used in investing activities	(6,000)	(153)	(3,611)		(9,764)

Cash Provided by (Used in) Financing Activities
Consumer products
Net repayment of short-term borrowings			(205)		(205)
Long-term debt issued	4,221				4,221
Long-term debt repaid		(135)	(240)		(375)
Financial Services
Long-term debt repaid			(500)		(500)
Dividends paid on common stock	(2,693)				(2,693)
Issuances of common stock	89				89
Financing fees and debt issuance costs	(177)				(177)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(5,227)	423	4,804
Cash dividends received from/(paid by)subsidiaries	3,711	(3,575)	(136)
Other	38	(57)	(65)		(84)

Net cash (used in) provided by financing activities	(38)	(3,344)	3,658		276

Cash and cash equivalents:
(Decrease) increase	(6,048)	(1)	4	—	(6,045)
Balance at beginning of year	7,910	1	5		7,916

Balance at end of year	$1,862	$—	$9	$—	$1,871